Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 1,406,865
Additions	$ 17,565	537,659	$ 277,825	$ 675,144
Amortization expense	78,486	2,402,450	457,666	508,823
Ending balance	1,009,399	30,897,700	1,406,865
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	169,563	5,190,328	5,174,700	4,601,416
Additions	17,565	537,659	277,825	675,144
Disposals or derecognization	(3,254)	(99,589)	(212,317)	(122,946)
Reclassification				786
Acquisition through business combinations	1,029,326	31,507,668		105,509
Effect of foreign currency exchange differences	162	4,969	(49,880)	(85,209)
Ending balance	1,213,362	37,141,035	5,190,328	5,174,700
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	123,603	3,783,463	3,557,439	3,219,323
Amortization expense	78,485	2,402,450	457,666	508,823
Disposals or derecognization	(3,249)	(99,433)	(196,224)	(101,174)
Reclassification				786
Acquisition through business combinations	5,008	153,282		506
Effect of foreign currency exchange differences	116	3,573	(35,418)	(70,825)
Ending balance	203,963	6,243,335	3,783,463	3,557,439
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		113,776
Ending balance	338,673	10,366,797	113,776
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29,913	915,636	915,636	915,636
Disposals or derecognization				(41,099)
Acquisition through business combinations	359,359	11,000,000		41,099
Ending balance	389,272	11,915,636	915,636	915,636
Customer relationships [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,196	801,860	721,547	641,234
Amortization expense	24,403	746,979	80,313	121,412
Disposals or derecognization				(41,099)
Ending balance	50,599	1,548,839	801,860	721,547
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		864,331
Ending balance	37,886	1,159,682	864,331
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	120,433	3,686,452	3,552,229	3,338,360
Additions	17,278	528,883	265,497	372,188
Disposals or derecognization	(3,115)	(95,358)	(83,595)	(80,537)
Acquisition through business combinations	8,980	274,868
Effect of foreign currency exchange differences	202	6,200	(47,679)	(77,782)
Ending balance	143,778	4,401,045	3,686,452	3,552,229
Computer software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	92,196	2,822,121	2,608,702	2,385,038
Amortization expense	12,203	373,536	316,580	345,836
Disposals or derecognization	(3,110)	(95,202)	(72,481)	(58,765)
Acquisition through business combinations	4,502	137,799
Effect of foreign currency exchange differences	101	3,109	(30,680)	(63,407)
Ending balance	105,892	3,241,363	2,822,121	2,608,702
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		319,402
Ending balance	629,065	19,255,669	319,402
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,724	389,486	514,443	154,082
Additions				301,351
Disposals or derecognization	(8)	(231)	(123,744)	(1,310)
Reclassification				786
Acquisition through business combinations	659,915	20,200,000		64,380
Effect of foreign currency exchange differences	(29)	(899)	(1,213)	(4,846)
Ending balance	672,602	20,588,356	389,486	514,443
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,290	70,084	155,216	138,386
Amortization expense	41,271	1,263,309	43,493	24,154
Disposals or derecognization	(8)	(231)	(123,743)	(1,310)
Reclassification				786
Acquisition through business combinations				483
Effect of foreign currency exchange differences	(16)	(475)	(4,882)	(7,283)
Ending balance	43,537	1,332,687	70,084	155,216
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		109,356
Ending balance	3,775	115,552	109,356
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,493	198,754	192,392	193,338
Additions	287	8,776	12,328	1,605
Disposals or derecognization	(131)	(4,000)	(4,978)
Acquisition through business combinations	1,072	32,800		30
Effect of foreign currency exchange differences	(11)	(332)	(988)	(2,581)
Ending balance	7,710	235,998	198,754	192,392
Others [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,921	89,398	71,974	54,665
Amortization expense	608	18,626	17,280	17,421
Disposals or derecognization	(131)	(4,000)
Acquisition through business combinations	506	15,483		23
Effect of foreign currency exchange differences	31	939	144	(135)
Ending balance	$ 3,935	$ 120,446	$ 89,398	$ 71,974